LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 5 – LEASES

The company does not lease facilities under any operating lease or month-to-month arrangement. Prior to January 1, 2022 the company was leasing a corporate office facility on a month-to-month basis from a related party.

Total rent expense for the three and six months ended June 30, 2024 and June 30, 2023 was $0 and $0, and $0 and $0, respectively.

NOTE 5 – LEASES

The company does not lease facilities under any operating lease or month-to-month arrangement. Prior to January 1, 2022 the company was leasing a corporate office facility on a month-to-month basis from a related party.

Total rent expense for the months ended December 31, 2023 and 2022 was $0 and $0.